Shareholders' Equity (Details Textual) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011 Initial Public Offering	Dec. 31, 2013 Initial Public Offering	Dec. 31, 2013 Initial Public Offering Purchase option	Mar. 31, 2013 Initial Public Offering Purchase option
Numbers of shares issued			4,106,500	6,600,000
Exercise price (in dollars per share)			5.00	0.35
Warrants rights exercisable			3 years	3 years
Proceeds from warrants issued				$2,310,000
Number of shares issued	1,150,000				400,000
Share price (in dollars per share)	$ 0.0217					$ 8.80
Fair value of options at grant date					$ 1,486,000
Fair value of options at grant date (in dollars per unit)					$ 3.72
Expected volatility					0.541%
Risk-free interest rate					0.02625%
Expected life					5 years
Common stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock par value (in dollars per shares)	$ 0.001	$ 0.001
Common stock par value (in dollars per shares)	$ 0.001	$ 0.001